Investment Portfolio	as of January 31, 2020 (Unaudited)

DWS Global Income Builder Fund

		Shares	Value ($)
Common Stocks 55.4%
Communication Services 5.9%
Diversified Telecommunication Services 2.4%
AT&T, Inc.		106,123	3,992,347
BCE, Inc.		18,123	853,975
Deutsche Telekom AG (Registered)		49,858	807,366
Koninklijke KPN NV		299,720	840,076
Nippon Telegraph & Telephone Corp.		37,800	962,933
Orange SA		59,031	836,240
Proximus SA		28,956	822,991
Singapore Telecommunications Ltd.		341,200	822,570
Swisscom AG (Registered)		1,689	926,224
Telefonica SA		119,071	803,584
Telenor ASA		45,397	821,002
Telia Co. AB		224,106	958,947
TELUS Corp.		32,381	1,298,029
Verizon Communications, Inc.		49,933	2,968,018
			17,714,302
Entertainment 0.2%
NetEase, Inc. (ADR)		5,089	1,632,348
Interactive Media & Services 0.8%
Alphabet, Inc. "C"*		860	1,233,438
Facebook, Inc. "A"*		14,602	2,948,290
Tencent Holdings Ltd. (ADR)		27,735	1,328,784
			5,510,512
Media 2.0%
Charter Communications, Inc. "A"*		17,197	8,898,760
Comcast Corp. "A"		36,486	1,575,830
Interpublic Group of Companies, Inc.		37,702	855,835
ITV PLC		515,911	920,531
Omnicom Group, Inc.		10,556	794,972
Shaw Communications, Inc. "B"		41,674	814,334
Singapore Press Holdings Ltd.		270,700	398,017
WPP PLC		67,759	841,832
			15,100,111
Wireless Telecommunication Services 0.5%
China Mobile Ltd. (ADR)		17,103	701,907
KDDI Corp.		37,400	1,120,974
NTT DoCoMo, Inc.		41,200	1,171,112
Vodafone Group PLC		407,375	800,631
			3,794,624
Consumer Discretionary 5.9%
Auto Components 0.2%
Bridgestone Corp.		19,600	694,123
Nokian Renkaat Oyj		27,098	728,575
			1,422,698
Automobiles 1.8%
Bayerische Motoren Werke AG		11,895	846,655
Daimler AG (Registered)		136,772	6,313,446
Fiat Chrysler Automobiles NV		31,063	404,218
Ford Motor Co.		250,438	2,208,863
General Motors Co.		24,585	820,893
Honda Motor Co., Ltd.		27,700	708,251
Subaru Corp.		39,300	982,757
Toyota Motor Corp.		19,100	1,329,964
			13,615,047
Diversified Consumer Services 0.3%
New Oriental Education & Technology Group, Inc. (ADR)*		9,936	1,207,721
Tal Education Group (ADR)*		23,349	1,165,115
			2,372,836
Hotels, Restaurants & Leisure 1.0%
Carnival Corp.		19,075	830,335
Darden Restaurants, Inc.		7,446	866,938
Las Vegas Sands Corp.		20,980	1,370,204
McDonald's Corp.		7,679	1,643,075
Sands China Ltd.		252,400	1,208,645
Starbucks Corp.		10,713	908,784
Wynn Macau Ltd.		385,200	799,464
			7,627,445
Household Durables 0.3%
Garmin Ltd.		8,507	824,754
Leggett & Platt, Inc.		15,070	717,181
Sekisui House Ltd.		37,900	815,628
			2,357,563
Internet & Direct Marketing Retail 0.9%
Alibaba Group Holding Ltd. (ADR)*		4,393	907,550
Amazon.com, Inc.*		2,417	4,855,076
JD.com, Inc. (ADR)*		24,300	915,867
			6,678,493
Multiline Retail 0.4%
Kohl's Corp.		21,984	939,816
Target Corp.		7,907	875,621
Wesfarmers Ltd.		32,041	960,324
			2,775,761
Specialty Retail 0.9%
Dufry AG (Registered)*		4,585	396,878
Hennes & Mauritz AB "B"		46,231	1,013,583
Home Depot, Inc.		11,050	2,520,505
Lowe's Companies, Inc.		7,215	838,672
The Gap, Inc.		57,432	999,891
TJX Companies, Inc.		14,611	862,633
			6,632,162
Textiles, Apparel & Luxury Goods 0.1%
Tapestry, Inc.		34,527	889,761
Consumer Staples 3.1%
Beverages 0.7%
Ambev SA (ADR) *		226,213	941,046
Coca-Cola Co.		42,329	2,472,014
PepsiCo, Inc.		13,598	1,931,188
			5,344,248
Food & Staples Retailing 0.2%
Casino Guichard Perrachon SA (a)		19,361	785,103
Walgreens Boots Alliance, Inc.		12,998	660,948
			1,446,051
Food Products 1.0%
General Mills, Inc.		15,703	820,010
Kellogg Co.		12,799	873,020
Kraft Heinz Co.		28,880	843,296
Mowi ASA		34,763	831,261
Nestle SA (Registered)		28,032	3,088,905
The JM Smucker Co.		7,763	804,324
			7,260,816
Household Products 0.5%
Kimberly-Clark Corp.		6,222	891,239
Procter & Gamble Co.		23,479	2,925,953
			3,817,192
Personal Products 0.2%
Coty, Inc. "A"		55,982	574,376
Pola Orbis Holdings, Inc.		40,200	872,692
			1,447,068
Tobacco 0.5%
Japan Tobacco, Inc.		75,700	1,601,970
Philip Morris International, Inc.		30,865	2,552,536
			4,154,506
Energy 2.8%
Energy Equipment & Services 0.2%
Schlumberger Ltd.		37,385	1,252,771
Oil, Gas & Consumable Fuels 2.6%
BP PLC		258,678	1,560,914
Chevron Corp.		14,344	1,536,816
CNOOC Ltd. (ADR)		3,271	493,921
Enbridge, Inc.		32,306	1,313,576
Eni SpA		68,634	964,425
Equinor ASA		45,876	830,318
Exxon Mobil Corp.		39,457	2,451,069
Keyera Corp. (a)		21,683	565,750
Kinder Morgan, Inc.		40,724	849,910
Lundin Petroleum AB		32,448	987,003
ONEOK, Inc.		11,660	872,984
Petroleo Brasileiro SA (ADR)		52,192	736,429
Repsol SA		54,986	758,638
Royal Dutch Shell PLC "A"		59,867	1,574,956
Royal Dutch Shell PLC "B"		47,769	1,258,979
Suncor Energy, Inc.		15,608	477,062
TOTAL SA		16,852	823,682
Williams Companies, Inc.		57,026	1,179,868
Woodside Petroleum Ltd.		28,668	656,821
			19,893,121
Financials 8.8%
Banks 4.4%
Australia & New Zealand Banking Group Ltd.		47,105	801,577
Banco Bradesco SA (ADR)		158,909	1,212,476
Banco Santander SA		220,630	865,488
Bank of America Corp.		51,344	1,685,623
Bank of Nova Scotia		17,191	938,919
Bankia SA		237,572	430,473
Bendigo & Adelaide Bank Ltd.		67,302	464,781
BNP Paribas SA		26,587	1,409,147
CaixaBank SA		209,668	610,825
Canadian Imperial Bank of Commerce		10,143	827,137
Citigroup, Inc.		11,924	887,265
Commonwealth Bank of Australia		21,448	1,209,734
Credit Agricole SA		75,784	1,024,028
DBS Group Holdings Ltd.		37,400	688,997
DNB ASA		24,135	423,548
Hang Seng Bank Ltd.		22,300	448,708
HSBC Holdings PLC		403,041	2,933,866
ICICI Bank Ltd. (ADR)		60,001	874,815
ING Groep NV		125,825	1,364,820
JPMorgan Chase & Co.		24,170	3,199,141
Mitsubishi UFJ Financial Group, Inc.		162,000	832,720
Mizuho Financial Group, Inc.		537,800	794,891
National Australia Bank Ltd.		69,703	1,192,236
Oversea-Chinese Banking Corp., Ltd.		54,900	431,756
People's United Financial, Inc.		53,104	818,864
Royal Bank of Canada		16,557	1,308,396
Sumitomo Mitsui Financial Group, Inc.		24,000	844,373
Svenska Handelsbanken AB "A"		44,888	441,122
Toronto-Dominion Bank		20,680	1,142,916
Truist Financial Corp.		16,086	829,555
Wells Fargo & Co.		37,768	1,772,830
			32,711,027
Capital Markets 0.4%
Amundi SA 144A		5,901	477,362
CME Group, Inc.		4,022	873,217
UBS Group AG (Registered)*		117,364	1,455,048
			2,805,627
Insurance 4.0%
Ageas		15,159	834,981
Allianz SE (Registered)		4,547	1,087,077
American Financial Group, Inc.		5,924	644,472
American International Group, Inc.		46,730	2,348,650
Assicurazioni Generali SpA		56,749	1,105,024
AXA SA		52,894	1,406,788
Baloise Holding AG (Registered)		4,366	788,104
Chubb Ltd.		5,407	821,810
Everest Re Group Ltd.		4,393	1,214,972
Fidelity National Financial, Inc.		17,515	853,856
Great-West Lifeco, Inc.		28,592	740,834
Legal & General Group PLC		409,176	1,647,702
Mapfre SA		158,263	403,897
MetLife, Inc.		17,674	878,575
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)		2,911	859,261
NN Group NV		24,049	835,120
Poste Italiane SpA 144A		75,767	868,877
Power Corp. of Canada (a)		45,154	1,126,632
Power Financial Corp.		33,078	858,568
Prudential Financial, Inc.		8,785	799,962
SCOR SE		17,285	734,498
Swiss Life Holding AG (Registered)		1,680	844,475
Swiss Re AG		58,120	6,567,311
Zurich Insurance Group AG		4,799	1,988,867
			30,260,313
Health Care 5.2%
Biotechnology 0.8%
AbbVie, Inc.		36,101	2,924,903
Amgen, Inc.		8,321	1,797,752
Gilead Sciences, Inc.		22,385	1,414,732
			6,137,387
Health Care Equipment & Supplies 0.4%
Abbott Laboratories		15,488	1,349,624
Medtronic PLC		14,089	1,626,434
			2,976,058
Health Care Providers & Services 0.4%
Cardinal Health, Inc.		17,241	882,912
UnitedHealth Group, Inc.		7,181	1,956,463
			2,839,375
Pharmaceuticals 3.6%
Astellas Pharma, Inc.		49,600	879,753
AstraZeneca PLC		13,598	1,329,079
Bayer AG (Registered)		12,714	1,026,439
Bristol-Myers Squibb Co.		27,948	1,759,327
Eli Lilly & Co.		9,904	1,382,995
GlaxoSmithKline PLC		78,774	1,848,591
H. Lundbeck AS		14,462	615,039
Johnson & Johnson		29,376	4,373,205
Merck & Co., Inc.		30,449	2,601,563
Novartis AG (Registered)		24,515	2,311,688
Novo Nordisk AS ''B"		17,031	1,041,932
Pfizer, Inc.		64,681	2,408,720
Roche Holding AG (Genusschein)		8,288	2,781,668
Sanofi		14,353	1,379,005
Takeda Pharmaceutical Co., Ltd.		31,100	1,190,862
			26,929,866
Industrials 5.2%
Aerospace & Defense 1.0%
BAE Systems PLC		116,667	970,605
Boeing Co.		4,061	1,292,494
General Dynamics Corp.		4,667	818,779
Lockheed Martin Corp.		2,360	1,010,363
Raytheon Co.		4,240	936,786
Rolls-Royce Holdings PLC*		138,047	1,214,677
United Technologies Corp.		6,085	913,967
			7,157,671
Air Freight & Logistics 0.1%
United Parcel Service, Inc. "B"		7,790	806,421
Airlines 0.3%
Deutsche Lufthansa AG (Registered)		50,037	765,399
easyJet PLC		64,641	1,184,408
			1,949,807
Building Products 0.1%
Johnson Controls International PLC		19,864	783,635
Commercial Services & Supplies 0.1%
Quad Graphics, Inc.		10	43
Waste Management, Inc.		7,486	911,046
			911,089
Construction & Engineering 0.3%
ACS Actividades de Construccion y Servicios SA		20,935	694,992
Bouygues SA		19,046	752,444
Kajima Corp.		65,700	833,251
			2,280,687
Electrical Equipment 0.6%
ABB Ltd. (Registered)		37,400	871,267
Eaton Corp. PLC		10,120	956,037
Emerson Electric Co.		11,081	793,732
Prysmian SpA		73,632	1,632,906
			4,253,942
Industrial Conglomerates 0.4%
3M Co.		5,110	810,753
Honeywell International, Inc.		5,901	1,022,171
Siemens AG (Registered)		7,905	975,989
			2,808,913
Machinery 0.3%
Cummins, Inc.		4,413	705,948
Komatsu Ltd.		20,700	458,983
PACCAR, Inc.		17,879	1,326,800
			2,491,731
Marine 0.1%
Kuehne & Nagel International AG (Registered)		5,546	895,648
Professional Services 0.1%
Adecco Group AG (Registered)		14,649	857,324
Road & Rail 0.2%
Aurizon Holdings Ltd.		214,101	768,530
Union Pacific Corp.		5,547	995,243
			1,763,773
Trading Companies & Distributors 1.2%
ITOCHU Corp.		47,600	1,113,421
Marubeni Corp.		109,300	784,292
Mitsubishi Corp.		222,300	5,692,844
Mitsui & Co., Ltd.		49,300	877,814
Sumitomo Corp.		53,600	795,081
			9,263,452
Transportation Infrastructure 0.4%
Transurban Group (Units)		249,511	2,610,348
Information Technology 10.2%
Communications Equipment 0.7%
Cisco Systems, Inc.		50,883	2,339,091
Juniper Networks, Inc.		34,156	783,539
Motorola Solutions, Inc.		5,099	902,523
Nokia Oyj		231,437	901,939
Telefonaktiebolaget LM Ericsson "B"		48,083	377,990
			5,305,082
Electronic Equipment, Instruments & Components 0.4%
Corning, Inc.		28,341	756,421
Murata Manufacturing Co., Ltd.		8,600	490,483
TE Connectivity Ltd.		8,838	814,687
Venture Corp., Ltd.		51,200	604,591
			2,666,182
IT Services 3.2%
Accenture PLC "A"		7,139	1,464,994
Automatic Data Processing, Inc.		6,729	1,153,283
Broadridge Financial Solutions, Inc.		7,014	835,718
DXC Technology Co.		17,758	566,125
Fujitsu Ltd.		9,500	1,010,245
International Business Machines Corp.		19,073	2,741,362
Leidos Holdings, Inc.		9,175	921,812
MasterCard, Inc. "A"		8,098	2,558,482
Paychex, Inc.		15,307	1,312,881
PayPal Holdings, Inc.*		8,048	916,587
Sabre Corp.		25,146	541,645
Shopify, Inc. "A"*		1,776	827,114
Square, Inc. "A"*		60,749	4,537,343
Visa, Inc. "A"		15,742	3,132,186
Western Union Co.		63,182	1,699,596
			24,219,373
Semiconductors & Semiconductor Equipment 1.7%
Analog Devices, Inc.		7,548	828,393
Broadcom, Inc.		5,979	1,824,551
Intel Corp.		41,370	2,644,784
KLA Corp.		5,183	859,030
Lam Research Corp.		1,589	473,856
Maxim Integrated Products, Inc.		17,081	1,026,910
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)		70,615	3,808,973
Texas Instruments, Inc.		13,135	1,584,738
			13,051,235
Software 2.0%
Adobe, Inc.*		4,047	1,421,064
Intuit, Inc.		3,128	877,029
Microsoft Corp.		40,173	6,838,650
Oracle Corp.		26,734	1,402,198
salesforce.com, Inc.*		5,473	997,783
SAP SE		6,013	782,407
ServiceNow, Inc.*		3,288	1,112,100
Trend Micro, Inc.		15,600	816,798
WiseTech Global Ltd.		25,634	418,022
			14,666,051
Technology Hardware, Storage & Peripherals 2.2%
Apple, Inc.		23,343	7,224,892
Brother Industries Ltd.		21,900	423,247
Canon, Inc.		56,000	1,467,900
Hewlett Packard Enterprise Co.		39,160	545,499
HP, Inc.		45,043	960,317
NetApp, Inc.		16,823	898,348
Samsung Electronics Co., Ltd. (GDR)(Registered)		648	759,456
Seagate Technology PLC		28,557	1,627,464
Seiko Epson Corp.		56,300	825,112
Western Digital Corp.		21,374	1,399,997
Xerox Holding Corp.*		14,206	505,307
			16,637,539
Materials 1.7%
Chemicals 0.6%
Air Products & Chemicals, Inc.		3,477	829,995
Dow, Inc.*		29,576	1,362,566
Linde PLC		4,196	852,333
LyondellBasell Industries NV "A"		10,036	781,403
Mitsubishi Chemical Holdings Corp.		113,100	819,593
			4,645,890
Construction Materials 0.2%
Boral Ltd.		144,574	475,825
LafargeHolcim Ltd. (Registered)*		17,149	869,290
			1,345,115
Containers & Packaging 0.4%
Amcor PLC*		87,841	930,236
International Paper Co.		20,823	847,913
Westrock Co.		23,379	911,781
			2,689,930
Metals & Mining 0.5%
BHP Group Ltd.		37,953	980,841
Glencore PLC*		270,556	790,083
Mitsubishi Materials Corp.		25,600	644,670
Rio Tinto Ltd.		9,306	601,911
Rio Tinto PLC		15,346	822,551
			3,840,056
Real Estate 2.7%
Equity Real Estate Investment Trusts (REITs)
Ascendas Real Estate Investment Trust		494,476	1,138,819
British Land Co. PLC		122,447	896,078
Crown Castle International Corp.		6,446	965,869
Host Hotels & Resorts, Inc.		49,316	805,823
Kimco Realty Corp.		45,939	875,138
Klepierre SA		26,996	917,543
Mid-America Apartment Communities, Inc.		6,311	865,932
National Retail Properties, Inc.		14,263	798,728
Omega Healthcare Investors, Inc.		10,468	439,133
Prologis, Inc.		9,712	902,050
Public Storage		3,884	869,084
Realty Income Corp.		11,564	906,733
RioCan Real Estate Investment Trust		28,689	588,781
Scentre Group		311,438	797,295
Simon Property Group, Inc.		6,752	899,029
Stockland		327,546	1,070,555
Ventas, Inc.		13,960	807,726
VEREIT, Inc.		149,413	1,458,271
VICI Properties, Inc.		56,917	1,525,376
Vicinity Centres		393,265	660,416
Welltower, Inc.		10,580	898,348
WP Carey, Inc.		10,597	891,420
			19,978,147
Utilities 3.9%
Electric Utilities 2.2%
American Electric Power Co., Inc.		9,242	963,201
Duke Energy Corp.		12,277	1,198,603
EDP - Energias de Portugal SA		207,460	1,041,418
Endesa SA		44,233	1,213,413
Enel SpA		121,171	1,054,869
Entergy Corp.		7,578	996,659
Evergy, Inc.		12,972	936,060
Exelon Corp.		18,489	879,892
Fortum Oyj		60,088	1,454,196
NextEra Energy, Inc.		4,372	1,172,570
OGE Energy Corp.		17,857	818,743
Power Assets Holdings Ltd.		114,500	824,778
PPL Corp.		42,675	1,544,408
Red Electrica Corp. SA		49,703	993,504
Southern Co.		20,463	1,440,595
			16,532,909
Gas Utilities 0.4%
Enagas SA		36,859	993,168
Naturgy Energy Group SA		38,035	1,000,769
Snam SpA		163,284	874,969
			2,868,906
Multi-Utilities 1.3%
AGL Energy Ltd.		63,314	839,998
CenterPoint Energy, Inc.		30,261	801,311
Consolidated Edison, Inc.		9,512	894,128
Dominion Energy, Inc		16,535	1,417,876
DTE Energy Co.		6,766	897,239
Engie SA		52,652	905,504
National Grid PLC		78,361	1,039,828
Public Service Enterprise Group, Inc.		13,972	827,143
Sempra Energy		5,655	908,419
WEC Energy Group, Inc.		9,347	933,672
			9,465,118
Total Common Stocks (Cost $355,361,855)			414,145,063
Preferred Stocks 4.8%
Communication Services 0.4%
AT&T, Inc. 5.35%		100,000	2,646,000
Financials 4.2%
AGNC Investment Corp. Series C, 7.0%		64,439	1,692,813
Capital One Financial Corp. Series G, 5.2%		100,000	2,589,000
Charles Schwab Corp. Series D, 5.95%		75,000	2,007,000
Citigroup, Inc. Series S, 6.3%		75,000	1,950,750
Fifth Third Bancorp. Series I, 6.625%		75,000	2,193,000
JPMorgan Chase & Co. Series AA, 6.1%		75,000	1,914,750
KeyCorp Series E, 6.125%		75,000	2,258,250
Kimco Realty Corp. Series L, 5.125%		75,000	2,002,500
Morgan Stanley Series K, 5.85%		75,000	2,157,000
PNC Financial Services Group, Inc. Series P, 6.125%		75,000	2,061,000
Prologis, Inc. Series Q, 8.54%		236	17,228
Regions Financial Corp. Series B, 6.375%		80,000	2,290,400
Simon Property Group, Inc. Series J, 8.375%		17,000	1,275,000
The Goldman Sachs Group, Inc. Series J, 5.5%		73,000	1,965,890
Truist Financial Corp., 5.625%		75,000	2,026,500
VEREIT, Inc. Series F, 6.7%		54,007	1,377,178
Wells Fargo & Co. Series Y, 5.625%		75,000	1,987,500
			31,765,759
Utilities 0.2%
Dominion Energy, Inc. Series A, 5.25%		60,000	1,569,600
Total Preferred Stocks (Cost $35,745,681)			35,981,359
Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (b) (Cost $90,209)		506	13,475
		Principal Amount ($) (c)	Value ($)
Corporate Bonds 11.2%
Communication Services 1.8%
America Movil SAB de CV, 4.375%, 7/16/2042		270,000	320,069
CCO Holdings LLC:
144A, 4.75%, 3/1/2030		590,000	606,594
144A, 5.875%, 5/1/2027		1,535,000	1,617,214
CenturyLink, Inc., 144A, 4.0%, 2/15/2027		175,000	176,435
JD.com, Inc., 3.375%, 1/14/2030		730,000	746,334
Lamar Media Corp., 144A, 3.75%, 2/15/2028 (d)		600,000	604,008
Netflix, Inc
4.375%, 11/15/2026		1,000,000	1,051,000
5.5%, 2/15/2022		1,100,000	1,161,985
5.875%, 11/15/2028		812,000	914,434
NortonLifeLock, Inc., 3.95%, 6/15/2022		1,475,000	1,515,532
Tencent Holdings Ltd., REG S, 3.595%, 1/19/2028		780,000	831,748
VeriSign, Inc.:
4.625%, 5/1/2023		1,650,000	1,667,622
5.25%, 4/1/2025		1,650,000	1,816,650
			13,029,625
Consumer Discretionary 0.6%
1011778 BC Unlimited Liability Co., 144A, 4.375%, 1/15/2028		1,300,000	1,303,120
Boyd Gaming Corp., 144A, 4.75%, 12/1/2027		330,000	337,425
Ford Motor Credit Co. LLC:
4.271%, 1/9/2027		590,000	598,075
4.542%, 8/1/2026		489,000	508,865
Home Depot, Inc., 3.125%, 12/15/2049		500,000	515,104
Las Vegas Sands Corp., 3.9%, 8/8/2029		270,000	283,690
NCL Corp., Ltd., 144A, 3.625%, 12/15/2024		1,090,000	1,081,825
QVC, Inc., 4.75%, 2/15/2027 (d)		83,000	83,766
			4,711,870
Consumer Staples 0.3%
Albertsons Companies, Inc.:
144A, 3.5%, 2/15/2023 (d)		200,000	203,536
144A, 4.625%, 1/15/2027		580,000	588,050
Altria Group, Inc., 5.95%, 2/14/2049		380,000	477,183
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		699,000	953,684
PepsiCo, Inc., 3.375%, 7/29/2049		275,000	300,313
			2,522,766
Energy 2.2%
Apache Corp.:
4.25%, 1/15/2030 (a)		746,000	784,657
4.375%, 10/15/2028 (a)		465,000	492,907
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/2025		1,000,000	1,133,700
Cheniere Energy Partners LP, 5.625%, 10/1/2026		1,700,000	1,780,754
CNOOC Finance Ltd., 2.875%, 9/30/2029		530,000	541,533
Devon Energy Corp., 5.0%, 6/15/2045		610,000	700,239
Ecopetrol SA, 5.875%, 5/28/2045		270,000	324,540
Empresa Nacional del Petroleo, 144A, 5.25%, 11/6/2029		940,000	1,067,904
Energy Transfer Operating LP, 5.5%, 6/1/2027		1,000,000	1,148,396
Enterprise Products Operating LLC, 4.2%, 1/31/2050		1,845,000	1,987,090
Hess Corp., 5.8%, 4/1/2047		400,000	474,625
Kinder Morgan, Inc., 5.2%, 3/1/2048		370,000	431,940
MPLX LP, 5.5%, 2/15/2049		390,000	446,051
Occidental Petroleum Corp., 3.5%, 8/15/2029		506,000	522,013
Petrobras Global Finance BV, 6.875%, 1/20/2040		325,000	401,541
Petroleos Mexicanos, 144A, 5.95%, 1/28/2031		667,000	676,838
Range Resources Corp.:
5.0%, 8/15/2022 (a)		2,000,000	1,890,400
5.875%, 7/1/2022		66,000	62,700
Saudi Arabian Oil Co., REG S, 4.25%, 4/16/2039		320,000	353,980
Sinopec Group Overseas Development Ltd., REG S, 3.68%, 8/8/2049		240,000	259,794
Western Midstream Operating LP, 4.05%, 2/1/2030		761,000	758,547
			16,240,149
Financials 2.5%
Air Lease Corp., 3.0%, 2/1/2030		750,000	747,674
Avolon Holdings Funding Ltd., 144A, 3.25%, 2/15/2027		363,000	367,414
Banco Santander SA, 2.706%, 6/27/2024		1,800,000	1,849,909
Bancolombia SA, 3.0%, 1/29/2025		1,206,000	1,213,248
Bank of America Corp., 4.3%, Perpetual (e)		612,000	612,000
BNP Paribas SA, 144A, 3.052%, 1/13/2031		600,000	616,606
BPCE SA, 144A, 4.875%, 4/1/2026		1,300,000	1,463,689
Citigroup, Inc., 3.98%, 3/20/2030		690,000	771,188
GE Capital International Funding Co., Unlimited Co., 4.418%, 11/15/2035		550,000	619,493
Global Bank Corp., REG S, 5.25%, 4/16/2029		575,000	628,561
Goldman Sachs Group, Inc., 4.4%, Perpetual (e)		186,000	186,233
Grupo Aval Ltd., 144A, 4.375%, 2/4/2030 (d)		1,250,000	1,264,687
Hartford Financial Services Group, Inc., 2.8%, 8/19/2029		240,000	248,196
MDGH - GMTN BV, REG S, 3.7%, 11/7/2049		245,000	255,907
Park Aerospace Holdings Ltd., 144A, 5.25%, 8/15/2022		850,000	909,262
PayPal Holdings, Inc.:
2.65%, 10/1/2026		506,000	520,814
2.85%, 10/1/2029		1,200,000	1,233,902
Power Finance Corp., Ltd., 144A, 3.95%, 4/23/2030		887,000	888,247
REC Ltd., 144A, 5.25%, 11/13/2023		805,000	863,926
Synchrony Financial, 4.375%, 3/19/2024		540,000	580,094
The Allstate Corp., 3.85%, 8/10/2049		190,000	222,680
Truist Financial Corp., 4.8%, Perpetual (e)		2,000,000	2,062,340
Wells Fargo & Co., 3.196%, 6/17/2027		580,000	610,372
			18,736,442
Health Care 1.1%
AbbVie, Inc., 4.875%, 11/14/2048		450,000	536,761
Bausch Health Companies, Inc., 144A, 5.25%, 1/30/2030		220,000	224,125
Bristol-Myers Squibb Co., 144A, 4.25%, 10/26/2049		550,000	677,162
Centene Corp.:
144A, 4.25%, 12/15/2027		535,000	557,738
144A, 4.625%, 12/15/2029		330,000	354,717
CVS Health Corp., 5.05%, 3/25/2048		1,595,000	1,933,367
HCA, Inc.:
4.125%, 6/15/2029		600,000	649,317
5.25%, 6/15/2026		1,000,000	1,142,765
7.5%, 2/15/2022		900,000	987,921
Select Medical Corp., 144A, 6.25%, 8/15/2026		970,000	1,046,465
UnitedHealth Group, Inc., 2.875%, 8/15/2029		327,000	340,054
			8,450,392
Industrials 0.5%
DP World Crescent Ltd., REG S, 3.75%, 1/30/2030		530,000	543,955
Prime Security Services Borrower LLC:
144A, 5.25%, 4/15/2024		1,550,000	1,615,875
144A, 6.25%, 1/15/2028		405,000	400,039
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028		1,165,000	1,152,263
			3,712,132
Information Technology 0.2%
Fiserv, Inc., 3.5%, 7/1/2029		820,000	883,607
MSCI, Inc., 144A, 4.0%, 11/15/2029		425,000	434,031
			1,317,638
Materials 0.3%
Corp. Nacional del Cobre de Chile, REG S, 3.625%, 8/1/2027		660,000	700,544
GUSAP III LP, REG S, 4.25%, 1/21/2030		540,000	566,730
Vale Overseas Ltd., 6.25%, 8/10/2026		700,000	826,350
			2,093,624
Real Estate 0.4%
American Tower Corp., (REIT), 3.8%, 8/15/2029		900,000	979,413
Office Properties Income Trust:
(REIT), 4.0%, 7/15/2022		555,000	570,189
(REIT), 4.15%, 2/1/2022		260,000	267,633
Omega Healthcare Investors, Inc.:
(REIT), 4.5%, 4/1/2027		230,000	252,953
(REIT), 4.75%, 1/15/2028		260,000	290,501
SBA Communications Corp., 144A (REIT), 3.875%, 2/15/2027 (d)		475,000	481,531
VICI Properties LP, 144A (REIT), 4.25%, 12/1/2026		334,000	342,794
			3,185,014
Utilities 1.3%
Calpine Corp.:
144A, 4.5%, 2/15/2028		1,250,000	1,243,750
144A, 5.125%, 3/15/2028		580,000	576,013
Edison International, 5.75%, 6/15/2027		1,650,000	1,905,973
Eskom Holdings SOC Ltd., REG S, 6.35%, 8/10/2028		625,000	670,735
NextEra Energy Operating Partners LP:
144A, 3.875%, 10/15/2026		1,035,000	1,045,350
144A, 4.25%, 7/15/2024		1,570,000	1,637,070
Perusahaan Listrik:
144A, 2.875%, 10/25/2025	EUR	1,505,000	1,839,670
REG S, 4.125%, 5/15/2027		670,000	712,712
			9,631,273
Total Corporate Bonds (Cost $80,784,360)			83,630,925
Asset-Backed 4.1%
Automobile Receivables 3.6%
AmeriCredit Automobile Receivables Trust, "C", Series 2019-2, 2.74%, 4/18/2025		4,080,000	4,171,980
Avis Budget Rental Car Funding AESOP LLC, "C", Series 2019-1A, 144A, 4.53%, 3/20/2023		700,000	724,837
CPS Auto Receivables Trust, "E", Series 2015-C, 144A, 6.54%, 8/16/2021		1,500,000	1,538,263
Flagship Credit Auto Trust, "C", Series 2019-4, 144A, 2.77%, 12/15/2025		6,230,000	6,344,948
Ford Credit Floorplan Master Owner Trust A, "A", Series 2019-4, 2.44%, 9/15/2026		4,080,000	4,197,652
GMF Floorplan Owner Revolving Trust, "C", Series 2019-1, 144A, 3.06%, 4/15/2024		1,540,000	1,581,570
Hertz Vehicle Financing II LP, "A", Series 2018-1A, 144A, 3.29%, 2/25/2024		3,200,000	3,235,159
Hyundai Auto Receivables Trust, "C", Series 2019-B, 2.4%, 6/15/2026		3,500,000	3,558,817
Santander Drive Auto Receivables Trust, "C", Series 2019-1, 3.42%, 4/15/2025		1,500,000	1,530,349
			26,883,575
Miscellaneous 0.5%
Dell Equipment Finance Trust, "D", Series 2017-1, 144A, 3.44%, 4/24/2023		980,000	980,573
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		249,734	248,932
MVW Owner Trust, "A", Series 2019-1A, 144A, 2.89%, 11/20/2036		2,735,709	2,808,212
			4,037,717
Total Asset-Backed (Cost $30,352,926)			30,921,292
Mortgage-Backed Securities Pass-Throughs 0.3%
Federal Home Loan Mortgage Corp., 6.0%, 11/1/2021		7,451	7,552
Federal National Mortgage Association, 4.0%, 12/1/2042		1,765,573	1,902,729
Government National Mortgage Association, 6.5%, 8/20/2034		34,989	42,403
Total Mortgage-Backed Securities Pass-Throughs (Cost $1,913,021)			1,952,684
Commercial Mortgage-Backed Securities 5.0%
Barclays Commercial Mortgage Trust, "A4", Series 2019-C5, 3.063%, 11/15/2052		4,700,000	5,027,887
Benchmark Mortgage Trust, "A4" Series 2019-B13, 2.952%, 8/15/2057		7,600,000	8,062,487
BX Commercial Mortgage Trust, "D", Series 2018-IND, 144A, 1-month USD-LIBOR + 1.300%, 2.976% **, 11/15/2035		700,000	701,335
Citigroup Commercial Mortgage Trust:
"C", Series 2019-PRM, 144A, 3.896%, 5/10/2036		2,516,145	2,637,304
"D", Series 2019-PRM, 144A, 4.35%, 5/10/2036		2,625,000	2,766,843
DBWF Mortgage Trust, "C", Series 2018-GLKS, 144A, 1-month USD-LIBOR + 1.750%, 3.408% **, 11/19/2035		1,250,000	1,251,551
FHLMC Multifamily Structured Pass-Through Certificates:
"X1", Series K043, Interest Only, 0.664%, 12/25/2024		7,300,912	169,924
"X1P", Series KL05, Interest Only, 1.024%, 6/25/2029		28,700,000	2,105,946
GMAC Commercial Mortgage Securities, Inc., "G", Series 2004-C1, 144A, 5.455%, 3/10/2038		1,962,211	1,816,348
Morgan Stanley Capital I Trust, "A4" Series 2019-L3, 3.127%, 11/15/2052		6,900,000	7,403,463
MTRO Commercial Mortgage Trust, "C", Series 2019-TECH, 144A, 1-month USD-LIBOR + 1.300%, 2.976% **, 12/15/2033		1,255,000	1,254,213
Multifamily Connecticut Avenue Securities Trust, "M7", Series 2019-01, 144A, 1-month USD-LIBOR + 1.700%, 3.361% **, 10/15/2049		2,095,004	2,105,500
NYT Mortgage Trust, "B", Series 2019-NYT, 144A, 1-month USD-LIBOR + 1.400%, 3.076% **, 11/15/2035		2,000,000	2,006,250
Total Commercial Mortgage-Backed Securities (Cost $36,577,675)			37,309,051
Collateralized Mortgage Obligations 9.5%
Connecticut Avenue Securities Trust:
"1M2", Series 2020-R01, 144A, 1-month USD-LIBOR + 2.050%, 3.742% ** , 1/25/2040		1,500,000	1,516,080
"1M2", Series 2019-R03, 144A, 1-month USD-LIBOR + 2.150%, 3.811% ** , 9/25/2031		980,000	989,563
"1M2", Series 2019-R02, 144A, 1-month USD-LIBOR + 2.300%, 3.961% ** , 8/25/2031		1,512,515	1,528,678
Fannie Mae Connecticut Avenue Securities:
"1M2", Series 2018-C06, 1-month USD-LIBOR + 2.000%, 3.661% ** , 3/25/2031		948,011	955,510
"1M2", Series 2018-C03, 1-month USD-LIBOR + 2.150%, 3.811% ** , 10/25/2030		1,000,000	1,018,265
"1M2", Series 2018-C01, 1-month USD-LIBOR + 2.250%, 3.911% ** , 7/25/2030		1,600,000	1,630,547
"1M2", Series 2018-C05, 1-month USD-LIBOR + 2.350%, 4.011% ** , 1/25/2031		2,400,000	2,445,569
Federal Home Loan Mortgage Corp.:
"GV", Series 4827, 4.0%, 7/15/2031		3,654,045	3,866,987
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		201,731	22,641
"AS", Series 4885, Interest Only, 6.050% minus 1-month USD-LIBOR, 4.374% ** , 6/15/2049		7,702,004	1,722,551
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		3,680,030	739,604
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		572,255	15,862
Federal National Mortgage Association:
"WO", Series 2013-27, Principal Only, Zero Coupon, 12/25/2042		1,200,000	832,993
"ZL", Series 2017-55, 3.0%, 10/25/2046		1,620,717	1,603,839
"4", Series 406, Interest Only, 4.0%, 9/25/2040		2,974,778	477,338
"I", Series 2003-84, Interest Only, 6.0%, 9/25/2033		264,728	49,944

Freddie Mac Structured Agency Credit Risk Debt:
"M2", Series 2019-DNA3, 144A, 1-month USD-LIBOR + 2.050%, 3.711% ** , 7/25/2049		2,100,000	2,117,831
"M2", Series 2019-DNA2, 144A, 1-month USD-LIBOR + 2.450%, 4.111% ** , 3/25/2049		3,523,955	3,575,568
"M2", Series 2017-DNA3, 1-month USD-LIBOR + 2.500%, 4.161% ** , 3/25/2030		1,000,000	1,035,952
"M2", Series 2019-DNA1, 144A, 1-month USD-LIBOR + 2.650%, 4.442% ** , 1/25/2049		360,000	368,282
Government National Mortgage Association:
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		715,620	58,610
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		568,152	101,355
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		546,028	97,355
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		380,495	69,315
JP Morgan Mortgage Trust:
"A11", Series 2019-9, 144A, 1-month USD-LIBOR + 0.900%, 2.692% ** , 5/25/2050		1,754,470	1,754,291
"AM", Series 2016-3, 144A, 3.377% **, 10/25/2046		4,334,705	4,427,376
"A3", Series 2019-INV3, 144A, 3.5%, 5/25/2050		6,900,527	7,058,636
"A4", Series 2019-2, 144A, 4.0%, 8/25/2049		4,196,997	4,229,952
New Residential Mortgage Loan,
"A1", Series 2019-NQM3, 144A, 2.802%, 7/25/2049		2,621,776	2,645,224
"A1", Series 2019-NQM2, 144A, 3.6%, 4/25/2049		781,985	792,529
Onslow Bay Financial LLC:
"A5", Series 2020-INV1, 144A, 3.5%, 5/25/2049		6,500,000	6,661,485
"A10", Series 2019-INV1, 144A, 4.0%, 11/25/2048		6,418,000	6,629,802
Sequoia Mortgage Trust:
"A4", Series 2018-7, 144A, 4.0%, 9/25/2048		3,746,354	3,777,176
"A4", Series 2018-8, 144A, 4.0%, 11/25/2048		1,281,421	1,293,885
STACR Trust, "M2", Series 2018-DNA3, 144A, 1-month USD-LIBOR + 2.100%, 3.761% **, 9/25/2048		1,945,946	1,970,174
Verus Securitization Trust, "A1", Series 2019-INV1, 144A, 3.402%, 12/25/2059		2,604,768	2,628,591
Total Collateralized Mortgage Obligations (Cost $68,742,702)			70,709,360
Government & Agency Obligations 0.8%
Sovereign Bonds
Federative Republic of Brazil, 4.5%, 5/30/2029		550,000	597,305
Perusahaan Penerbit SBSN Indonesia III, 144A, 4.45%, 2/20/2029		450,000	502,884
Republic of Colombia, 5.0%, 6/15/2045		250,000	303,750
Republic of Indonesia, 2.85%, 2/14/2030		500,000	506,175
Republic of Kazakhstan, 144A, 1.55%, 11/9/2023	EUR	1,555,000	1,804,299
Republic of Philippines, 3.75%, 1/14/2029		530,000	599,734
Republic of South Africa, 4.875%, 4/14/2026		1,025,000	1,074,040
Saudi Government International Bond, REG S, 2.0%, 7/9/2039	EUR	240,000	280,146
Total Government & Agency Obligations (Cost $5,593,586)			5,668,333
Loan Participations and Assignments 0.3%
Senior Loans **
Hilton Worldwide Finance LLC, Term Loan B2, 1-month USD LIBOR + 1.750%, 3.411%, 6/22/2026		1,389,235	1,397,918
TransDigm, Inc., Term Loan F, 1-month USD LIBOR + 2.500%, 4.145%, 6/9/2023		1,264,863	1,265,654
Total Loan Participations and Assignments (Cost $2,656,294)			2,663,572
		Shares	Value ($)
Exchange-Traded Funds 2.9%
SPDR Bloomberg Barclays Convertible Securities ETF (Cost $20,377,975)		382,040	21,867,970
		Principal Amount ($)	Value ($)
Short-Term U.S. Treasury Obligations 1.5%
U.S. Treasury Bills:
1.484% ***, 9/10/2020 (f)		600,000	594,555
1.598% ***, 9/10/2020 (f)		2,300,000	2,279,127
1.806% ***, 7/16/2020 (g)		8,295,000	8,238,554
Total Short-Term U.S. Treasury Obligations (Cost $11,097,775)			11,112,236
		Shares	Value ($)
Securities Lending Collateral 0.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.49% (h) (i) (Cost $5,815,518)		5,815,518	5,815,518
Cash Equivalents 4.1%
DWS Central Cash Management Government Fund, 1.59% (h) (Cost $31,012,918)		31,012,918	31,012,918
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $686,122,495)		100.7	752,803,756
Other Assets and Liabilities, Net		(0.7)	(5,152,853)
Net Assets		100.0	747,650,903

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended January 31, 2020 are as follows:

Value ($) at 10/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 1/31/2020	Value ($) at 1/31/2020
Securities Lending Collateral 0.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.49% (h) (i)
250,800	5,564,718 (j)	—	—	—	25,579	—	5,815,518	5,815,518
Cash Equivalents 4.1%
DWS Central Cash Management Government Fund, 1.59% (h)
6,452,810	162,609,770	138,049,662	—	—	111,049	—	31,012,918	31,012,918
6,703,610	168,174,488	138,049,662	—	—	136,628	—	36,828,436	36,828,436

* Non-income producing security.
** Variable or floating rate security. These securities are shown at their current rate as of January 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
*** Annualized yield at time of purchase; not a coupon rate.
(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2020 amounted to $5,510,129, which is 0.7% of net assets.
(b) Investment was valued using significant unobservable inputs.
(c) Principal amount stated in U.S. dollars unless otherwise noted.
(d) When-issued, delayed delivery or forward commitment securities included.
(e) Perpetual, callable security with no stated maturity date.
(f) At January 31, 2020, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(g) At January 31, 2020, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(h) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(i) Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(j) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2020.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
ASX: Australian Securities Exchange
EURIBOR: Euro Interbank Offered Rate
GDR: Global Depositary Receipt
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
MSCI: Morgan Stanley Capital International
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
SOC: Stated Owned Company
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At January 31, 2020, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
10 Year U.S. Treasury Note	USD	3/20/2020	243	31,529,875	31,992,468	462,593
2 Year U.S. Treasury Note	USD	3/31/2020	668	144,049,553	144,528,063	478,510
3 Month Euro Euribor Interest Rate	EUR	12/14/2020	12	3,340,936	3,342,288	1,352
3 Month Euro Swiss Franc (Euroswiss) Interest Rate	CHF	12/14/2020	13	3,400,333	3,400,825	492
3 Month Euroyen Futures	JPY	12/14/2020	14	3,229,689	3,230,446	757
3 Month Sterling (Short Sterling) Interest Rate	GBP	12/16/2020	20	3,276,896	3,282,598	5,702
5 Year U.S. Treasury Note	USD	3/31/2020	120	14,299,984	14,438,438	138,454
90 Day Eurodollar Time Deposit	USD	12/14/2020	13	3,203,077	3,206,450	3,373
ASX 90 Day Bank Accepted Bills	AUD	12/10/2020	19	12,697,615	12,699,500	1,885
MSCI Mini Emerging Market Index	USD	3/20/2020	501	27,877,843	26,305,005	(1,572,838)
S&P 500 E-Mini Index	USD	3/20/2020	24	3,993,371	3,868,800	(124,571)
Ultra Long U.S. Treasury Bond	USD	3/20/2020	146	27,589,476	28,278,375	688,899
Total net unrealized appreciation						84,608

At January 31, 2020, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
Euro Stoxx 50 Index	EUR	3/20/2020	556	23,165,817	22,439,222	726,595
TOPIX Index	JPY	3/12/2020	31	4,905,945	4,803,562	102,383
Ultra 10 Year U.S. Treasury Note	USD	3/20/2020	223	31,700,460	32,481,344	(780,884)
Total net unrealized appreciation						48,094

At January 31, 2020, open credit default swap contracts sold were as follows:

Centrally Cleared Swaps
Underlying Reference Obligation	Fixed Cash Flows Paid/ Frequency	Expiration Date	Notional Amount (k)	Currency	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation ($)
Markit CDX North America High Yield Index	5.0%/ Quarterly	12/20/2024 12/20/2024	18,300,000	USD	(1,516,383)	(1,577,414)	61,031

(k)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.
At January 31, 2020, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Cash Flows Paid by the Fund/ Frequency	Cash Flows Received by the Fund/ Frequency	Effective/ Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)
Fixed - 1.741% Semi-Annually	Floating — 3-Month LIBOR Quarterly	1/23/2020 1/23/2030	19,300,000	USD	(503,603)	—	(503,603)
Fixed - 2% Semi-Annually	Floating — 3-Month LIBOR Quarterly	1/21/2020 1/21/2030	15,000,000	USD	(756,952)	(371,080)	(385,872)
Fixed - 2.729% Semi-Annually	Floating — 3-Month LIBOR Quarterly	3/4/2019 3/5/2029	2,200,000	USD	(253,449)	—	(253,449)
Fixed - 1.961% Semi-Annually	Floating — 3-Month LIBOR Quarterly	6/28/2019 6/28/2029	2,200,000	USD	(100,543)	—	(100,543)
Total unrealized depreciation							(1,243,467)

LIBOR: London Interbank Offered Rate; 3-month LIBOR rate as of January 31, 2020 is 1.569%.

At January 31, 2020, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	3,284,000	USD	3,660,954	2/19/2020	15,502	Bank of America

Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2020 in valuing the Fund's investments

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$29,896,867	$13,855,030	$—	$43,751,897
Consumer Discretionary	27,169,255	17,202,511	—	44,371,766
Consumer Staples	16,289,950	7,179,931	—	23,469,881
Energy	11,730,156	9,415,736	—	21,145,892
Financials	26,659,485	39,117,482	—	65,776,967
Health Care	24,478,630	14,404,056	—	38,882,686
Industrials	14,084,218	24,750,223	—	38,834,441
Information Technology	68,426,728	8,118,734	—	76,545,462
Materials	6,516,227	6,004,764	—	12,520,991
Real Estate	14,497,441	5,480,706	—	19,978,147
Utilities	16,630,519	12,236,414	—	28,866,933
Preferred Stocks (l)	35,981,359	—	—	35,981,359
Warrants	—	—	13,475	13,475
Fixed Income Investments (l)
Corporate Bonds	—	83,630,925	—	83,630,925
Asset-Backed	—	30,921,292	—	30,921,292
Mortgage-Backed Securities Pass-Throughs	—	1,952,684	—	1,952,684
Commercial Mortgage-Backed Securities	—	37,309,051	—	37,309,051
Collateralized Mortgage Obligations	—	70,709,360	—	70,709,360
Government & Agency Obligations	—	5,668,333	—	5,668,333
Loan Participations and Assignments	—	2,663,572	—	2,663,572
Short-Term U.S. Treasury Obligations	—	11,112,236	—	11,112,236
Exchange-Traded Funds	21,867,970	—	—	21,867,970
Short-Term Investments (l)	36,828,436	—	—	36,828,436
Derivatives (m)
Futures Contracts	2,610,995	—	—	2,610,995
Credit Default Swap Contracts	—	61,031	—	61,031
Forward Foreign Currency Contracts	—	15,502	—	15,502
Total	$353,668,236	$401,809,573	$13,475	$755,491,284
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (m)
Futures Contracts	$(2,478,293)	$—	$—	$(2,478,293)
Interest Rate Swap Contracts	—	(1,243,467)	—	(1,243,467)
Total	$(2,478,293)	$(1,243,467)	$—	$(3,721,760)

(l)	See Investment Portfolio for additional detailed categorizations.
(m)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts and forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2020 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Credit Contracts	$ —	$ 61,031	$ —
Equity Contracts	$ (868,431)	$ —	$ —
Foreign Exchange Contracts	$ —	$ —	$ 15,502
Interest Rate Contracts	$ 1,001,133	$ (1,243,467)	$ —